Fair value measurement	3 Months Ended
Jun. 30, 2019
Disclosure Of Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Explanatory

Note 11 Fair value measurement

This Note provides fair value measurement information for both financial and non-financial instruments and should be read in conjunction with “Note 24 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2018, which provides more information on valuation principles, valuation governance, fair value hierarchy classification, valuation adjustments, valuation techniques and inputs, sensitivity of fair value measurements, and methods applied to calculate fair values for financial instruments not measured at fair value.

All financial and non-financial assets and liabilities measured or disclosed at fair value are categorized into one of three fair value hierarchy levels. In certain cases, the inputs used to measure fair value may fall within different levels of the fair value hierarchy. For disclosure purposes, the level in the hierarchy within which the instrument is classified in its entirety is based on the lowest level input that is significant to the position’s fair value measurement:

  Level 1: quoted prices (unadjusted) in active markets for identical assets and liabilities;
  Level 2: valuation techniques for which all significant inputs are, or are based on, observable market data; or
  Level 3: valuation techniques for which significant inputs are not based on observable market data.

a) Fair value hierarchy

The fair value hierarchy classification of financial and non-financial assets and liabilities measured at fair value is summarized in the table below.

Determination of fair values from quoted market prices or valuation techniques[1]
	30.6.19				31.3.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets measured at fair value on a recurring basis

Financial assets at fair value held for trading	105,661	12,887	1,625	120,173	94,777	12,490	2,319	109,586	88,452	13,956	1,962	104,370
of which:
Government bills / bonds	11,966	1,564	71	13,601	11,866	1,671	0	13,537	9,554	1,607	0	11,161
Corporate and municipal bonds	538	6,578	481	7,597	483	6,130	417	7,030	558	5,559	651	6,768
Loans	0	1,968	695	2,663	0	1,701	1,451	3,152	0	2,886	680	3,566
Investment fund units	7,895	1,578	153	9,625	7,308	1,445	247	9,000	6,074	3,200	442	9,716
Asset-backed securities	1	464	138	603	1	313	138	451	0	248	144	392
Equity instruments	85,260	736	88	86,084	75,119	1,231	54	76,404	72,266	455	46	72,768

Derivative financial instruments	449	119,690	1,546	121,686	715	109,052	1,394	111,160	753	124,033	1,424	126,210
of which:
Interest rate contracts	0	43,867	576	44,443	0	39,708	431	40,139	0	36,658	418	37,076
Credit derivative contracts	0	1,734	515	2,248	0	1,617	529	2,146	0	1,444	476	1,920
Foreign exchange contracts	166	47,961	16	48,143	346	43,915	22	44,283	311	53,148	30	53,489
Equity / index contracts	6	23,178	437	23,620	7	22,523	406	22,937	3	30,905	496	31,404
Commodity contracts	2	2,870	0	2,872	0	1,185	0	1,185	0	1,768	2	1,769

Brokerage receivables	0	16,915	0	16,915	0	16,275	0	16,275	0	16,840	0	16,840

Financial assets at fair value not held for trading	43,131	42,540	3,898	89,569	41,707	35,825	3,735	81,267	40,204	38,073	4,413	82,690
of which:
Government bills / bonds	17,470	4,127	0	21,597	16,729	4,270	0	20,998	17,687	4,806	0	22,493
Corporate and municipal bonds	752	17,066	0	17,818	779	15,534	0	16,313	781	16,455	0	17,236
Financial assets for unit-linked investment contracts[2]	24,699	8	0	24,707	23,957	6	0	23,963	21,440	5	0	21,446
Loans	0	10,132	1,268	11,400	0	8,547	1,084	9,631	0	6,380	1,752	8,132
Securities financing transactions	0	10,107	146	10,252	0	6,927	25	6,952	0	9,899	39	9,937
Auction rate securities	0	0	1,551	1,551	0	0	1,636	1,636	0	0	1,664	1,664
Investment fund units	122	504	112	738	168	447	113	728	173	428	109	710
Equity instruments	89	25	476	590	75	60	542	677	123	62	517	702
Other	0	572	344	916	0	35	335	370	0	38	331	369

Financial assets measured at fair value through other comprehensive income on a recurring basis

Financial assets measured at fair value through other comprehensive income	2,357	5,065	0	7,422	2,219	4,949	0	7,168	2,319	4,347	0	6,667
of which:
Government bills / bonds	2,308	13	0	2,321	2,173	13	0	2,186	2,171	69	0	2,239
Corporate and municipal bonds	48	447	0	495	47	456	0	503	149	348	0	497
Asset-backed securities	0	4,605	0	4,605	0	4,480	0	4,480	0	3,931	0	3,931

Non-financial assets measured at fair value on a recurring basis

Precious metals and other physical commodities	3,920	0	0	3,920	3,816	0	0	3,816	4,298	0	0	4,298

Non-financial assets measured at fair value on a non-recurring basis

Other non-financial assets[3]	0	70	29	98	0	57	1	58	0	82	0	82
Total assets measured at fair value	155,518	197,168	7,098	359,783	143,234	178,647	7,448	329,329	136,026	197,310	7,800	341,156

Determination of fair values from quoted market prices or valuation techniques (continued)[1]
	30.6.19				31.3.19				31.12.18
USD million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial liabilities measured at fair value on a recurring basis

Financial liabilities at fair value held for trading	26,787	5,365	109	32,261	28,642	5,519	98	34,259	24,406	4,468	69	28,943
of which:
Government bills / bonds	2,955	577	0	3,531	3,944	464	0	4,408	2,423	416	0	2,839
Corporate and municipal bonds	21	4,003	40	4,063	64	3,986	63	4,113	126	3,377	27	3,530
Investment fund units	533	178	1	711	480	436	0	916	551	137	0	689
Equity instruments	23,278	583	69	23,930	24,154	627	35	24,816	21,306	537	42	21,886

Derivative financial instruments	493	118,707	1,888	121,087	758	107,903	2,146	110,807	580	122,933	2,210	125,723
of which:
Interest rate contracts	0	39,334	191	39,525	6	35,203	211	35,419	7	32,511	226	32,743
Credit derivative contracts	0	2,742	570	3,312	0	2,628	579	3,207	0	2,203	519	2,722
Foreign exchange contracts	180	48,620	92	48,893	315	44,363	84	44,762	322	52,964	86	53,372
Equity / index contracts	5	25,328	1,032	26,365	6	24,662	1,270	25,939	1	33,669	1,371	35,041
Commodity contracts	3	2,601	1	2,605	0	988	1	989	0	1,487	0	1,487

Financial liabilities designated at fair value on a recurring basis

Brokerage payables designated at fair value	0	36,929	0	36,929	0	39,326	0	39,326	0	38,420	0	38,420

Debt issued designated at fair value	0	56,581	11,404	67,984	0	54,543	12,376	66,919	0	46,074	10,957	57,031

Other financial liabilities designated at fair value	0	33,708	700	34,407	0	31,716	678	32,394	0	32,569	1,025	33,594
of which:
Financial liabilities related to unit-linked investment contracts	0	25,087	0	25,087	0	24,317	0	24,317	0	21,679	0	21,679
Securities financing transactions	0	7,436	0	7,436	0	6,190	0	6,190	0	9,461	0	9,461
Over-the-counter debt instruments	0	1,183	645	1,828	0	1,205	676	1,882	0	1,427	1,023	2,450
Total liabilities measured at fair value	27,279	251,288	14,100	292,668	29,400	239,007	15,298	283,705	24,986	244,465	14,260	283,711
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented. 2 Fair value hierarchy information for Financial assets for unit-linked investment contracts in the comparative periods have been restated, resulting in an increase in Level 1 assets of USD 4,908 million as of 31 March 2019 and of USD 4,746 million as of 31 December 2018, with a corresponding decrease in Level 2 assets. 3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

b) Valuation adjustments

Deferred day-1 profit or loss reserves

The table below summarizes the changes in deferred day-1 profit or loss reserves during the relevant period.

Deferred day-1 profit or loss is generally released into Other net income from financial instruments measured at fair value through profit or loss when pricing of equivalent products or the underlying parameters become observable or when the transaction is closed out.

Deferred day-1 profit or loss reserves
	For the quarter ended			Year-to-date
USD million	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18
Reserve balance at the beginning of the period	161	255	479	255	338
Profit / (loss) deferred on new transactions	58	33	53	90	250
(Profit) / loss recognized in the income statement	(60)	(126)	(252)	(187)	(308)
Foreign currency translation	0	(1)	(4)	(1)	(3)
Reserve balance at the end of the period	158	161	276	158	276

c) Transfers between Level 1 and Level 2

The amounts disclosed in this section reflect transfers between Level 1 and Level 2 for instruments that were held for the entire reporting period.

Assets totaling approximately USD 1.4 billion, which mainly consisted of investment fund units presented in the line Financial assets at fair value held for trading on the balance sheet, were transferred from Level 2 to Level 1 during the first six months of 2019, generally due to increased levels of trading activity observed within the market for these instruments. Liabilities transferred from Level 2 to Level 1 during the first six months of 2019 were not material. Assets and liabilities transferred from Level 1 to Level 2 during the first six months of 2019 were also not material.

d) Level 3 instruments: valuation techniques and inputs

The table below presents material Level 3 assets and liabilities together with the valuation techniques used to measure fair value, the significant inputs used in the valuation technique that are considered unobservable and a range of values for those unobservable inputs.

The range of values represents the highest- and lowest-level input used in the valuation techniques. Therefore, the range does not reflect the level of uncertainty regarding a particular input, but rather the different underlying characteristics of the relevant assets and liabilities. The ranges will therefore vary from period to period and parameter to parameter based on characteristics of the instruments held at each balance sheet date. Furthermore, the ranges and weighted averages of unobservable inputs may differ across other financial institutions due to the diversity of the products in each firm’s inventory.

The significant unobservable inputs disclosed in the table below are consistent with those included in “Note 24 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2018. A description of the potential effect that a change in each unobservable input in isolation may have on a fair value measurement, including information to facilitate an understanding of factors that give rise to the input ranges shown, is also provided in “Note 24 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2018.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
	Fair value					Significant unobservable input(s)[1]	Range of inputs
	Assets		Liabilities		Valuation technique(s)		30.6.19			31.12.18
USD billion	30.6.19	31.12.18	30.6.19	31.12.18			low	high	weighted average[2]	low	high	weighted average[2]	unit[1]
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal bonds	0.5	0.7	0.0	0.0	Relative value to market comparable	Bond price equivalent	0	135	97	0	134	89	points
Traded loans, loans designated at fair value, loan commitments and guarantees	2.2	2.7	0.0	0.0	Relative value to market comparable	Loan price equivalent	0	101	99	0	100	99	points
					Discounted expected cash flows	Credit spread	301	700		301	513		basis points
					Market comparable and securitization model	Discount margin	1	14	2	1	14	2%
Auction rate securities	1.6	1.7			Relative value to market comparable	Bond price equivalent	79	99	89	79	99	89	points
Investment fund units[3]	0.3	0.6	0.0	0.0	Relative value to market comparable	Net asset value
Equity instruments[3]	0.6	0.6	0.1	0.0	Relative value to market comparable	Price
Debt issued designated at fair value[4]			11.4	11.0
Other financial liabilities designated at fair value[4]			0.7	1.0
Derivative financial instruments
Interest rate contracts	0.6	0.4	0.2	0.2	Option model	Volatility of interest rates	18	67		50	81		basis points
Credit derivative contracts	0.5	0.5	0.6	0.5	Discounted expected cash flows	Credit spreads	3	571		4	545		basis points
						Bond price equivalent	3	100		3	99		points
Equity / index contracts	0.4	0.5	1.0	1.4	Option model	Equity dividend yields	0	11		0	12%
						Volatility of equity stocks, equity and other indices	4	85		4	93%
						Equity-to-FX correlation	(45)	64		(39)	67%
						Equity-to-equity correlation	(17)	97		(50)	97%
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par). 2 Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful. 3 The range of inputs is not disclosed as there is a dispersion of values given the diverse nature of the investments. 4 Valuation techniques, significant unobservable inputs and the respective input ranges for Debt issued designated at fair value and Other financial liabilities designated at fair value, which mainly include over-the-counter debt instruments, are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.

e) Level 3 instruments: sensitivity to changes in unobservable input assumptions

The table below summarizes those financial assets and liabilities classified as Level 3 for which a change in one or more of the unobservable inputs to reflect reasonably possible alternative assumptions would change fair value significantly, and the estimated effect thereof.

The table shown presents the favorable and unfavorable effects for each class of financial assets and liabilities for which the potential change in fair value is considered significant. The sensitivity of fair value measurements for debt issued designated at fair value and over-the-counter debt instruments designated at fair value is reported with the equivalent derivative or structured financing instrument within the table below.

The sensitivity data shown below presents an estimation of valuation uncertainty based on reasonably possible alternative values for Level 3 inputs at the balance sheet date and does not represent the estimated effect of stress scenarios. Typically, these financial assets and liabilities are sensitive to a combination of inputs from Levels 1–3. Although well-defined interdependencies may exist between Levels 1–2 and Level 3 parameters (e.g., between interest rates, which are generally Level 1 or Level 2, and prepayments, which are generally Level 3), these have not been incorporated in the table. Furthermore, direct interrelationships between the Level 3 parameters are not a significant element of the valuation uncertainty.

Sensitivity of fair value measurements to changes in unobservable input assumptions
	30.6.19		31.3.19		31.12.18
USD million	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges	Favorablechanges	Unfavorablechanges
Traded loans, loans designated at fair value, loan commitments and guarantees	88	(18)	92	(20)	99	(44)
Securities financing transactions	33	(20)	32	(18)	17	(11)
Auction rate securities	78	(78)	80	(80)	81	(81)
Asset-backed securities	39	(43)	32	(28)	27	(23)
Equity instruments	148	(87)	176	(77)	155	(94)
Interest rate derivative contracts, net	10	(25)	6	(26)	8	(39)
Credit derivative contracts, net	32	(36)	32	(37)	33	(37)
Foreign exchange derivative contracts, net	12	(8)	11	(6)	10	(5)
Equity / index derivative contracts, net	168	(180)	188	(217)	213	(225)
Other	22	(26)	17	(17)	19	(19)
Total	629	(519)	667	(527)	661	(578)

f) Level 3 instruments: movements during the period

Significant changes in Level 3 instruments

The table on the following pages presents additional information about Level 3 assets and liabilities measured at fair value on a recurring basis. Level 3 assets and liabilities may be hedged with instruments classified as Level 1 or Level 2 in the fair value hierarchy and, as a result, realized and unrealized gains and losses included in the table may not include the effect of related hedging activity. Furthermore, the realized and unrealized gains and losses presented within the table are not limited solely to those arising from Level 3 inputs, as valuations are generally derived from both observable and unobservable parameters.

Upon adoption of IFRS 9 on 1 January 2018, certain financial assets and liabilities were newly classified as measured at fair value through profit or loss and designated as Level 3 in the fair value hierarchy. Certain assets were also reclassified from Financial assets measured at fair value through other comprehensive income to Financial assets at fair value not held for trading. Refer to “Note 24 Fair value measurement” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

Movements of Level 3 instruments
				Total gains / losses included in comprehensive income											Total gains / losses included in comprehensive income
USD billion	Balance as of 31 December 2017	Reclassifi-cations and remeasure-ments upon adoption of IFRS 9	Balance as of 1 January 2018	Net gains / losses included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 30 June2018	Balance as of31 December2018[2]	Net gains / losses included in income[1]	of which: related to Level 3 instruments held at the end of the reporting period	Purchases	Sales	Issuances	Settlements	Transfers into Level 3	Transfers out of Level 3	Foreign currency translation	Balance as of 30 June2019[2]

Financial assets at fair value held for trading	2.0	0.4	2.4	(0.3)	(0.2)	1.1	(4.9)	4.3	0.0	0.8	(0.1)	0.0	3.3	2.0	(0.2)	0.0	0.7	(3.0)	2.1	0.0	0.3	(0.3)	0.0	1.6
of which:
Corporate and municipal bonds	0.6		0.6	(0.1)	(0.1)	0.4	(0.8)	0.0	0.0	0.7	0.0	0.0	0.6	0.7	0.0	0.0	0.3	(0.5)	0.0	0.0	0.0	(0.1)	0.0	0.5
Loans	0.5	0.4	0.9	0.0	0.0	0.3	(3.7)	4.3	0.0	0.0	0.0	0.0	1.7	0.7	(0.1)	0.0	0.1	(2.1)	2.1	0.0	0.1	0.0	0.0	0.7
Investment fund units	0.6		0.6	(0.1)	(0.1)	0.1	(0.1)	0.0	0.0	0.1	0.0	0.0	0.5	0.4	(0.1)	0.0	0.0	(0.2)	0.0	0.0	0.1	(0.2)	0.0	0.2
Other	0.4		0.4	(0.1)	(0.1)	0.3	(0.3)	0.0	0.0	0.1	0.0	0.0	0.3	0.2	0.0	0.0	0.2	(0.2)	0.0	0.0	0.1	0.0	0.0	0.3

Financial assets at fair value not held for trading	1.5	3.0	4.4	0.1	0.1	1.1	(0.9)	0.0	0.0	0.1	(0.1)	0.1	4.8	4.4	0.3	0.3	0.3	(0.4)	0.0	0.0	0.2	(0.9)	0.0	3.9
of which:
Loans	0.8	0.6	1.4	(0.2)	(0.1)	1.0	(0.4)	0.0	0.0	0.1	0.0	0.0	1.9	1.8	0.2	0.2	0.1	(0.1)	0.0	0.0	0.2	(0.9)	0.0	1.3
Auction rate securities		1.9	1.9	0.1	0.1	0.0	(0.2)	0.0	0.0	0.0	0.0	0.1	1.8	1.7	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.0	0.0	1.6
Equity instruments		0.4	0.4	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.5	0.5	0.1	0.1	0.0	(0.2)	0.0	0.0	0.0	0.0	0.0	0.5
Other	0.7	0.1	0.8	0.1	0.0	0.0	(0.3)	0.0	0.0	0.0	(0.1)	0.0	0.6	0.5	0.0	0.0	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.6

Financial assets measured at fair value through other comprehensive income	0.5	(0.5)

Derivative financial instruments – assets	1.6		1.6	0.0	0.1	0.0	0.0	0.4	(0.6)	0.1	0.0	0.0	1.5	1.4	(0.2)	(0.1)	0.0	0.0	0.6	(0.5)	0.3	(0.1)	0.0	1.5
of which:
Interest rate contracts	0.1		0.1	0.1	0.1	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.2	0.4	(0.1)	(0.1)	0.0	0.0	0.1	0.0	0.1	0.0	0.0	0.6
Credit derivative contracts	0.6		0.6	(0.1)	0.0	0.0	0.0	0.0	(0.1)	0.0	0.0	0.0	0.5	0.5	0.0	0.0	0.0	0.0	0.1	(0.2)	0.1	0.0	0.0	0.5
Equity / index contracts	0.7		0.7	0.0	0.0	0.0	0.0	0.4	(0.5)	0.1	(0.1)	0.0	0.6	0.5	(0.2)	0.0	0.0	0.0	0.4	(0.3)	0.1	(0.1)	0.0	0.4
Other	0.2		0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Derivative financial instruments – liabilities	2.9	0.0	2.9	(0.3)	(0.3)	0.0	0.0	0.7	(0.8)	0.4	(0.5)	0.0	2.4	2.2	0.0	(0.1)	0.0	0.0	0.5	(0.8)	0.2	(0.2)	0.0	1.9
of which:
Credit derivative contracts	0.6		0.6	0.0	0.0	0.0	0.0	0.1	0.0	0.1	(0.1)	0.0	0.6	0.5	0.0	0.0	0.0	0.0	0.1	(0.1)	0.1	0.0	0.0	0.6
Equity / index contracts	2.0		2.0	(0.3)	(0.3)	0.0	0.0	0.6	(0.7)	0.2	(0.4)	0.0	1.4	1.4	0.0	(0.1)	0.0	0.0	0.4	(0.6)	0.1	(0.2)	0.0	1.0
Other	0.3	0.0	0.3	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0	0.4	0.3	(0.1)	(0.1)	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.3

Debt issued designated at fair value	11.2		11.2	0.6	0.5	0.0	0.0	3.4	(2.5)	1.4	(3.7)	(0.1)	10.3	11.0	0.6	0.4	0.0	0.0	4.3	(2.8)	0.5	(2.1)	0.0	11.4

Other financial liabilities designated at fair value	2.0		2.0	(0.7)	(0.7)	0.0	0.0	0.5	(0.7)	0.0	0.0	0.0	1.1	1.0	0.1	0.1	0.0	0.0	0.3	(0.8)	0.1	0.0	0.0	0.7
1 Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income. 2 Total Level 3 assets as of 30 June 2019 were USD 7.1 billion (31 December 2018: USD 7.8 billion). Total Level 3 liabilities as of 30 June 2019 were USD 14.1 billion (31 December 2018: USD 14.3 billion).

Assets and liabilities transferred into or out of Level 3 are presented as if those assets or liabilities had been transferred at the beginning of the year.

Assets transferred into and out of Level 3 in the first six months of 2019 totaled USD 0.8 billion and USD 1.2 billion, respectively. Transfers into Level 3 mainly consisted of loans, investment fund units and equity / index contracts, reflecting decreased observability of the relevant valuation inputs. Transfers out of Level 3 mainly consisted of loans due to increased observability of the relevant valuation inputs.

Liabilities transferred into and out of Level 3 in the first six months of 2019 totaled USD 0.7 billion and USD 2.3 billion, respectively. Transfers into and out of Level 3 mainly consisted of debt issued designated at fair value, primarily equity-linked issued debt instruments, due to decreased or increased observability, respectively, of the embedded derivative inputs.

g) Financial instruments not measured at fair value

The table below reflects the estimated fair values of financial instruments not measured at fair value.

Financial instruments not measured at fair value
	30.6.19		31.3.19		31.12.18
USD billion	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash and balances at central banks	101.5	101.5	110.6	110.6	108.4	108.4
Loans and advances to banks	12.9	12.9	17.0	17.0	16.9	16.9
Receivables from securities financing transactions	92.9	92.9	100.2	100.2	95.3	95.4
Cash collateral receivables on derivative instruments	23.8	23.8	25.2	25.2	23.6	23.6
Loans and advances to customers	322.7	325.9	318.6	320.7	320.4	320.9
Other financial assets measured at amortized cost	22.2	22.4	22.4	22.4	22.6	22.4
Liabilities
Amounts due to banks	9.5	9.5	9.1	9.1	11.0	11.0
Payables from securities financing transactions	6.8	6.8	5.2	5.2	10.3	10.3
Cash collateral payables on derivative instruments	31.4	31.4	30.3	30.3	28.9	28.9
Customer deposits	433.0	433.2	425.9	426.0	419.8	419.9
Debt issued measured at amortized cost	120.8	123.3	128.1	130.4	132.3	135.0
Other financial liabilities measured at amortized cost	10.5	10.5	10.4	10.4	6.9	6.9

The fair values included in the table above have been calculated for disclosure purposes only. The fair value valuation techniques and assumptions relate only to the fair value of UBS’s financial instruments not measured at fair value. Other institutions may use different methods and assumptions for their fair value estimation, and therefore such fair value disclosures cannot necessarily be compared from one financial institution to another.